Convertible Notes And Demand Notes - Scheduled maturities of the Company's outstanding convertible notes (Details) - 2023 Convertible Note [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule Of Maturities Outstanding For Convertible Note [Line Items]
Less: Debt discount and loan fees		$ 0
Less: Current portion	$ (15,977)	(14,641)
Long-term portion	148,551	18,064
2024 [Member]
Schedule Of Maturities Outstanding For Convertible Note [Line Items]
Long term debt	15,977	14,641
2025 [Member]
Schedule Of Maturities Outstanding For Convertible Note [Line Items]
Long term debt	$ 148,551	$ 18,064